Financial Liabilities for Trading at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities for Trading at Fair Value through Profit or Loss [Abstract]
Schedule of financial liability trading
	As of December 31,
	2022	2021
	MCh$	MCh$
Financial derivative contracts
Forwards	1,818,024	1,199,062
Swaps	9,497,035	8,305,894
Call Options	2,794	1,137
Put Options	1,467	938
Total	11,319,320	9,507,031

Schedule of the bank holds portfolio of financial liabilities
	As of December 31, 2022
	Notional amount
	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	10,130,103	7,474,471	10,559,457	4,725,547	1,913,113	2,034,929	36,837,620	1,818,024
Interest rate swaps	-	4,042,822	9,226,258	26,018,228	25,470,384	11,344,275	15,274,620	91,376,587	3,935,401
Cross currency swaps	-	726,140	1,580,644	5,192,387	18,051,948	10,879,098	20,229,246	56,659,463	5,561,634
Call currency options	-	289,795	70,941	10,365	-	-	-	371,101	2,794
Put currency options	-	68,099	11,304	27,612	-	-	-	107,015	1,467
Total	-	15,256,959	18,363,618	41,808,049	48,247,879	24,136,486	37,538,795	185,351,786	11,319,320

	As of December 31, 2021
	Notional amount
	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	5,369,842	4,957,261	6,398,764	3,301,424	2,119,432	1,952,222	24,098,945	1,199,062
Interest rate swaps	-	1,131,174	5,367,798	13,652,696	19,103,274	12,988,788	20,012,086	72,255,816	2,997,634
Cross currency swaps	-	659,937	1,408,678	7,215,300	22,141,245	23,952,436	36,666,238	92,043,834	5,308,260
Call currency options	-	3,101	6,284	9,458	427	-	-	19,270	1,137
Put currency options	-	3,023	16,476	166,365	-	-	-	185,864	938
Total	-	7,167,077	11,756,497	27,442,583	44,546,370	39,060,656	58,630,546	188,603,729	9,507,031